NORTHERN LIGHTS FUND TRUST

February 1, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	13D Activist Fund
Sierra Core Retirement Fund
Sierra Strategic Income Fund
CWC Small Cap Aggressive Value Fund
Patriot Fund
Patriot Balanced Fund
Ascendant Deep Value Convertibles Fund
Ascendant Tactical Yield Fund
Fortress Long Short Credit Fund
Navigator Equity Hedge Fund
Navigator Duration Neutral Bond Fund
Navigator Sentry Managed Volatility Fund
Navigator Tactical Fixed Income Fund
Probabilities Fund
Equinox MutualHedge Futures Strategy Fund
Sandalwood Opportunity Fund
Grant Park Multi Alternative Strategies Fund
Grant Park Managed Futures Strategy Fund

Post-Effective Amendment Nos. 791, 792, 793, 794, 795, 796, 797, 798, 799, 800, and 801 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Biondo Growth Fund and Investment Partners Absolute Return Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
13D Activist Fund	791	0001580642-16-006398	January 28, 2016
Sierra Core Retirement Fund Sierra Strategic Income Fund	792	0001580642-16-006400	January 28, 2016
CWC Small Cap Aggressive Value Fund	793	0001580642-16-006408	January 28, 2016
Patriot Fund Patriot Balanced Fund	794	0001580642-16-006416	January 28, 2016
Ascendant Deep Value Convertibles Fund Ascendant Tactical Yield Fund	795	0001580642-16-006441	January 28, 2016
Fortress Long Short Credit Fund Adviser Class Fortress Long Short Credit Fund Class I & R	796	0001580642-16-006445	January 28, 2016
Navigator Equity Hedge Fund Navigator Duration Bond Fund Navigator Sentry Managed Volatility Fund Navigator Tactical Fixed Income Fund	797	0001580642-16-006461	January 28, 2016
Probabilities Fund	798	0001580642-16-006463	January 28, 2016
Equinox MutualHedge Futures Strategy Fund	799	0001580642-16-006473	January 29, 2016
Sandalwood Opportunity Fund	800	0001580642-16-006475	January 29, 2016
Grant Park Multi Alternative Strategies Fund Grant Park Managed Futures Strategy Fund	801	0001580642-16-006476	January 29, 2016

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James Ash

James Ash

Secretary